Derivatives	12 Months Ended
Dec. 31, 2017
Derivatives [Abstract]
Disclosure of derivative financial instruments [text block]

Derivatives

Derivative Financial Instruments and Hedging Activities

Derivative contracts used by the Group include swaps, futures, forwards, options and other similar types of contracts. In the normal course of business, the Group enters into a variety of derivative transactions for sales, market-making and risk management purposes. The Group’s objectives in using derivative instruments are to meet customers’ risk management needs and to manage the Group’s exposure to risks.

In accordance with the Group’s accounting policy relating to derivatives and hedge accounting as described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates”, all derivatives are carried at fair value in the balance sheet regardless of whether they are held for trading or non-trading purposes.

Derivatives held for Sales and Market-Making Purposes

Sales and Market-Making

The majority of the Group’s derivatives transactions relate to sales and market-making activities. Sales activities include the structuring and marketing of derivative products to customers to enable them to take, transfer, modify or reduce current or expected risks. Market-making involves quoting bid and offer prices to other market participants, enabling revenue to be generated based on spreads and volume.

Risk Management

The Group uses derivatives in order to reduce its exposure to market risks as part of its asset and liability management. This is achieved by entering into derivatives that hedge specific portfolios of fixed rate financial instruments and forecast transactions as well as strategic hedging against overall balance sheet exposures. The Group actively manages interest rate risk through, among other things, the use of derivative contracts. Utilization of derivative financial instruments is modified from time to time within prescribed limits in response to changing market conditions, as well as to changes in the characteristics and mix of the related assets and liabilities.

Derivatives qualifying for Hedge Accounting

The Group applies hedge accounting if derivatives meet the specific criteria described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates”.

Fair Value Hedge Accounting

The Group enters into fair value hedges, using primarily interest rate swaps and options, in order to protect itself against movements in the fair value of fixed-rate financial instruments due to movements in market interest rates.

	Dec 31, 2017		Dec 31, 2016
in € m.	Assets	Liabilities	Assets	Liabilities
Derivatives held as fair value hedges	5,936	562	6,893	1,749

For the years ended December 31, 2017, 2016 and 2015, a loss of € 1.6 billion, a loss of € 0.6 billion and a loss of € 1.1 billion, respectively, were recognized on the hedging instruments. For the same periods, the results on the hedged items, which were attributable to the hedged risk, were a gain of € 1.3 billion, a gain of € 1.0 billion and a gain of € 1.0 billion.

Cash Flow Hedge Accounting

The Group enters into cash flow hedges, using interest rate swaps, in order to protect itself against exposure to variability in interest rates.

	Dec 31, 2017		Dec 31, 2016
in € m.	Assets	Liabilities	Assets	Liabilities
Derivatives held as cash flow hedges	37	3	242	0

Periods when hedged cash flows are expected to occur and when they are expected to affect the income statement

in € m.	Within 1 year	1–3 years	3–5 years	Over 5 years
As of December 31, 2017
Cash inflows from assets	28	18	0	0
Cash outflows from liabilities	0	0	13	0
Net cash flows 2017	28	18	(13)	0
As of December 31, 2016
Cash inflows from assets	33	34	5	0
Cash outflows from liabilities	0	0	0	0
Net cash flows 2016	33	34	5	0

Cash Flow Hedge Balances

in € m.	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015
Reported in Equity[1]	28	198	138
thereof relates to terminated programs	0	0	(14)
Gains (losses) posted to equity for the year ended	(34)	62	1
Gains (losses) removed from equity for the year ended	136	2	(20)
Ineffectiveness recorded within P&L	0	(17)	(1)

[1]Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet.

As of December 31, 2017 the longest term cash flow hedge matures in 2022.

Net Investment Hedge Accounting

Using foreign exchange forwards and swaps, the Group enters into hedges of translation adjustments resulting from translating the financial statements of net investments in foreign operations into the reporting currency of the parent at period end spot rates.

	Dec 31, 2017	Dec 31, 2016
in € m.	Assets	Liabilities	Assets	Liabilities
Derivatives held as net investment hedges	612	904	286	4,076

For the years ended December 31, 2017, 2016 and 2015, losses of € 348 million, € 437 million and € 425 million, respectively, were recognized due to hedge ineffectiveness which includes the forward points element of the hedging instruments.